Summary of Principal Accounting Policies (Details 1)	9 Months Ended
	Jun. 30, 2016 ¥ / shares	Jun. 30, 2016 ¥ / shares HKD / shares	Jun. 30, 2016 ¥ / shares MYR / shares	Jun. 30, 2015 ¥ / shares	Jun. 30, 2015 HKD / shares	Jun. 30, 2015 MYR / shares	Jun. 30, 2016 HKD / shares	Jun. 30, 2016 MYR / shares	Sep. 30, 2015 ¥ / shares	Sep. 30, 2015 HKD / shares	Sep. 30, 2015 MYR / shares
Summary of Principal Accounting Policies [Abstract]
Balance sheet items, except for equity accounts | (per share)	¥ 6.6443	¥ 6.6443	¥ 6.6443				HKD 7.7589	MYR 4.0046	¥ 6.3568	HKD 7.7501	MYR 4.4124
Items in the statements of operations and comprehensive loss, and statements cash flows | (per share)	¥ 6.4875	¥ 7.7618	¥ 4.1613	¥ 6.1067	HKD 7.7520	MYR 3.6581